Commitment and contingencies	12 Months Ended
Mar. 31, 2021
Commitment And Contingencies
Commitment and contingencies

39. Commitment and contingencies

a) Capital and other commitments:

●	Contractual commitments for revenue expenditure* pending execution were INR 105,000 as at March 31, 2021 (INR 105,000 as at March 31, 2020). Contractual commitments for revenue expenditure are relating to advertisement services.

*Includes Advertisement and Debenture agreement with BCCL

b) Contingent liabilities

i.	Claims not recognised as liability were INR 87,889 as at March 31, 2021 (INR 61,363 as at March 31, 2020).

These represents claim made by the customers due to service related issues, which are contested by the Company and are pending in various district consumer redressal forums in India. The management does not expect these claims to succeed and, accordingly, no provision has been recognised in the financial statements.

ii.	INR 310,105 as at March 31, 2021 (INR 251,324 as at March 31, 2020), represents show cause cum demand notices raised by Service Tax authorities over subsidiaries in India. Based on the Group’s evaluation, it believes that is is not probable that the demand will materialise and therefore no provision has been recognised.

iii.	INR 96,608 as at March 31, 2021 (INR 96,608 as at March 31, 2020), represents show cause cum demand notices raised by Income Tax authorities over subsidiaries in India. Based on the Group’s evaluation, it believes that it is not probable that the demand will materialise and, therefore, no provision has been recognised.

c) Lease commitment – Group as lessee

As lessee, the Group’s obligation arising from non-cancellable leases are mainly related to lease arrangements for real estate.

There were no short term non-cancellable lease contract outstanding as at March 31, 2020 and March 31, 2021.

During the year ended March 31, 2021, INR 9,418 was recognized as rent expense under other operating expenses in statement of profit and loss in respect of operating leases (March 31, 2020: INR 55,007 and March 31, 2019: INR 193,348).